Adoption of ASU 2018-12 (Tables)	12 Months Ended
Dec. 31, 2022
Adoption of ASU 2018-12 [Abstract]
Cumulative Effect Adjustments to Components of Stockholders’ Equity

			Total
	Retained		Stockholder’s
	Earnings	AOCI	Equity
Shadow impacts:
DAC, VOBA, DSI and DFEL	$-	$2,271	$2,271
Additional liabilities for other
insurance benefits	-	1,197	1,197
LFPB and Other (1)	(121)	(1,520)	(1,641)
MRBs (2)	(1,699)	2,874	1,175
Total	$(1,820)	$4,822	$3,002

Effect of Accounting Adoption to Consolidated Balance Sheets

			Total
	Retained		Stockholder’s
	Earnings	AOCI	Equity
DAC, VOBA and DSI	$-	$6,079	$6,079
Reinsurance recoverables	607	2,556	3,163
Other assets (1)	5,795	-	5,795
Future contract benefits	(760)	(2,966)	(3,726)
MRBs, net	(7,956)	3,656	(4,300)
DFEL	-	(3,190)	(3,190)
Other liabilities (2)	494	(1,313)	(819)
Total	$(1,820)	$4,822	$3,002

(1)Consists primarily of ceded MRB adjustments.

(2)Consists of state and federal tax adjustments.

Summary of Changes in DAC, VOBA and DSI

		Impact from
	Balance	Removal of	Balance
	Pre-Adoption	Shadow	Post-Adoption
	December 31,	Balances	January 1,
	2020	from AOCI	2021
DAC
Traditional Life	$1,041	$-	$1,041
UL and Other	297	5,031	5,328
Variable Annuities	3,675	52	3,727
Fixed Annuities	264	215	479
Group Protection	187	-	187
Retirement Plan Services	126	112	238
Total DAC	5,590	5,410	11,000

VOBA
Traditional Life	67	-	67
UL and Other	167	630	797
Fixed Annuities	-	23	23
Total VOBA	234	653	887

DSI (1)
UL and Other	35	-	35
Variable Annuities	194	2	196
Fixed Annuities	17	13	30
Retirement Plan Services	13	1	14
Total DSI	259	16	275
Total DAC, VOBA and DSI	$6,083	$6,079	$12,162

(1)Pre-adoption DSI balance was previously reported in other assets on the Consolidated Balance Sheets.

Summary of Changes in DFEL

		Impact from
	Balance	Removal of	Balance
	Pre-Adoption	Shadow	Post-Adoption
	December 31,	Balances	January 1,
	2020	from AOCI	2021
DFEL (1)
UL and Other	$77	$3,185	$3,262
Variable Annuities	319	5	324
Total DFEL	$396	$3,190	$3,586

(1)Pre-adoption DFEL balance was previously reported in other contract holder funds on the Consolidated Balance Sheets.

Summary of Changes in Future Contract Benefits

		Impact from	Single-A
	Balance	Removal of	Discount	Cumulative	Balance
	Pre-Adoption	Shadow	Rate	Effect to	Post-Adoption
	December 31,	Balances	Measurement	Retained	January 1,
	2020 (1)	from AOCI	in AOCI	Earnings	2021
LFPB
Traditional Life	$3,062	$-	$852	$(2)	$3,912
Payout Annuities	2,313	(105)	415	44	2,667
Liability for Future Claims
Group Protection	5,422	-	517	-	5,939
Additional Liabilities for Other
Insurance Benefits
UL and Other	13,687	(1,515)	-	92	12,264
Other Operations (2)	10,309	(80)	2,882	626	13,737
Other (3)	3,525	-	-	-	3,525
Total future contract benefits	$38,318	$(1,700)	$4,666	$760	$42,044

(1)Balance pre-adoption excludes features that meet the definition of an MRB upon transition, including features that were previously accounted for as an additional liability. Also, balance pre-adoption reflects certain reclassifications of non-life contingent account balances from future contract benefits to policyholder account balances within the Consolidated Balance Sheets.

Summary of Changes in Reinsurance Recoverables

		Single-A
	Balance	Discount	Cumulative	Balance
	Pre-Adoption	Rate	Effect to	Post-Adoption
	December 31,	Measurement	Retained	January 1,
	2020 (1)	in AOCI	Earnings	2021
Reinsured LFPB
Traditional Life	$372	$88	$-	$460
Payout Annuities	5	-	-	5
Reinsured Liability for Future
Claims
Group Protection	148	14	-	162
Reinsured Additional Liabilities
for Other Insurance Benefits
UL and Other	922	-	(3)	919
Reinsured Other Operations (2)	14,757	2,454	610	17,821
Reinsured Other (3)	1,346	-	-	1,346
Total reinsurance recoverables	$17,550	$2,556	$607	$20,713

(1)Balance pre-adoption excludes features that meet the definition of a ceded MRB upon transition, including features that were previously accounted for as reinsured additional liabilities.

Summary of Changes in Net Liability Position of MRBs

	Balance	Cumulative	Cumulative	Balance
	Pre-Adoption	Effect of	Effect to	Post-Adoption
	December 31,	Credit Risk	Retained	January 1,
	2020 (1)	to AOCI	Earnings	2021
MRBs, Net
Variable Annuities	$831	$(3,592)	$7,968	$5,207
Fixed Annuities	192	(52)	(22)	118
Retirement Plan Services	11	(12)	10	9
Total MRBs, net	$1,034	$(3,656)	$7,956	$5,334

(1)Balance pre-adoption includes all features that meet the definition of an MRB upon transition, including features that were previously accounted for as additional liabilities or embedded derivatives.

Summary of Changes in Net Asset Position of Ceded MRBs

	Balance	Cumulative	Balance
	Pre-Adoption	Effect to	Post-Adoption
	December 31,	Retained	January 1,
	2020 (1)	Earnings	2021
Ceded MRBs, Net
Variable Annuities	$828	$5,700	$6,528
Retirement Plan Services	1	10	11
Total ceded MRBs, net	$829	$5,710	$6,539

(1)Balance pre-adoption includes all features that meet the definition of a ceded MRB upon transition, including features that were previously accounted for as reinsured additional liabilities or embedded derivatives.